Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Apr. 01, 2021
Debt Instrument [Line Items]
Total corporate debt	$ 2,020.3	$ 1,793.5		$ 1,259.9
Unamortized debt issuance costs	(24.1)	(10.2)		(16.3)
Total debt, net	1,996.2	1,783.3		1,243.6
Less current portion	(253.4)	(860.3)		(41.4)
Non-current portion of debt	1,742.8	923.0		1,202.2
Revolving Credit Facility
Debt Instrument [Line Items]
Total corporate debt	134.4	0.0
Term Loan A
Debt Instrument [Line Items]
Total corporate debt		399.3		428.2
Term Loan B
Debt Instrument [Line Items]
Total corporate debt		819.2		831.7
LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	2,600.9	2,508.5		2,059.9
Unamortized debt issuance costs	(40.1)	(28.5)		(40.3)
Total debt, net	2,560.8	2,480.0		2,019.6
Less current portion	(119.0)	(860.3)		(41.4)
Non-current portion of debt	$ 2,441.8	1,619.7		1,978.2
Coupon rate	5.50%
Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 390.0	575.0	$ 0.0
Coupon rate	0.00%
Term Loan A | Term Loans | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 314.4	399.3		428.2
Term Loan B | Term Loans | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 0.0	$ 819.2		831.7
Coupon rate	0.00%
5.500% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Coupon rate		5.50%
5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 715.0	$ 715.0		800.0
Coupon rate		5.50%			5.50%
LGTV Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Total corporate debt	390.0	$ 575.0
LGTV Term Loan A | Term Loans
Debt Instrument [Line Items]
Total corporate debt	314.4	399.3
LGTV Term Loan B | Term Loans
Debt Instrument [Line Items]
Total corporate debt	0.0	819.2
Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		1,793.5
Unamortized debt issuance costs		(10.2)
Total debt, net		1,783.3
Senior Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Total corporate debt		575.0		$ 0.0
Senior Credit Facilities | Term Loan A
Debt Instrument [Line Items]
Total corporate debt		399.3
Senior Credit Facilities | Term Loan B
Debt Instrument [Line Items]
Total corporate debt		819.2
eOne IP Credit Facility | Secured Debt
Debt Instrument [Line Items]
Total corporate debt	331.5	0.0
eOne IP Credit Facility | Line of Credit | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	331.5	0.0
LG IP Credit Facility | Secured Debt
Debt Instrument [Line Items]
Total corporate debt	850.0	0.0
LG IP Credit Facility | Line of Credit | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 850.0	$ 0.0